Consolidated Statement of Comprehensive Income (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement of Comprehensive Income [Abstract]
Net income	2,680	2,457	2,104
Foreign exchange gain (loss) on:
Translation of the net investment in foreign operations	(128)	130	(330)
Translation of US dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries	123	(122)	315
Pension and other postretirement benefit plans:
Net actuarial loss arising during the year	(660)	(1,541)	(931)
Prior service cost arising during the year	(6)	(28)	(5)
Amortization of net actuarial loss included in net periodic benefit cost (income)	119	8	1
Amortization of prior service cost included in net periodic benefit cost (income)	7	4	2
Derivative instruments	0	(2)	(1)
Other comprehensive loss before income taxes	(545)	(1,551)	(949)
Income tax recovery	127	421	188
Other comprehensive loss	(418)	(1,130)	(761)
Comprehensive income	2,262	1,327	1,343